Significant subsidiaries - (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Headhunter LLC [Member] | Russia
Disclosure of subsidiaries [line items]
Country of incorporation	Russia
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Headhunter LLC [Member] | Ukraine
Disclosure of subsidiaries [line items]
Country of incorporation	Ukraine
Proportion of ownership interest in subsidiary			51.00%
Zemenik LLC [Member] | Russia
Disclosure of subsidiaries [line items]
Country of incorporation	Russia
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Headhunter FSU Limited [Member] | Cyprus
Disclosure of subsidiaries [line items]
Country of incorporation	Cyprus
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Headhuner KZ LLC [Member] | Kazakhstan
Disclosure of subsidiaries [line items]
Country of incorporation	Kazakhstan
Proportion of ownership interest in subsidiary	66.00%	66.00%	66.00%
100 Rabot TUT LLC [Member] | Belarus
Disclosure of subsidiaries [line items]
Country of incorporation	Belarus
Proportion of ownership interest in subsidiary	50.00%	50.00%	50.00%